                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED JUNE 18, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003
                                       FOR
                        MERRILL LYNCH CONSULTS ANNUITY(SM)


The subaccount investing in the Roszel/Levin Large Cap Value Portfolio is currently closed to allocations of premiums for Contracts issued on or after June 18, 2003.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 333-6524, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.